WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes
WARRANTS

NOTE 10 – WARRANTS

A summary of the status of the Company's warrants as of September 30, 2014, and changes from December 31, 2013 through September 30, 2014 are presented below:

Date of	Warrant	Exercise	Value if
Issuance	Shares	Price	Exercised
Outstanding at 12/31/13	12,792,728	1.18	15,065,087
03/21/14	20,200	1.85	37,370
03/21/14	50,000	1.85	92,500
03/21/14	40,000	1.85	74,000
03/21/14	40,000	1.85	74,000
03/21/14	90,120	1.25	112,650
05/05/14	4,000	1.88	7,520
05/05/14	236,000	1.88	443,680
05/05/14	144,000	1.25	180,000
05/28/14	1,484,851	1.25	1,856,064
05/28/14	(1,537,840)	1.25	(1,922,300)
06/18/14	190,000	1.88	357,200
06/18/14	16,000	1.88	30,080
06/18/14	47,800	1.88	89,864
06/18/14	4,000	1.88	7,520
06/18/14	154,680	1.25	193,350
07/22/14	(1,484,851)	1.25	(1,856,064)
07/22/14	1,469,851	1.25	1,837,314
07/22/14	15,000	1.25	18,750
07/22/14	(607,200)	.85	(516,120)
07/22/14	607,200.85		516,120
Outstanding at 9/30/14	13,776,539	1.43	$19,673,118

As of December 1, 2013, the Company’s Board of Directors extended the terms of all outstanding warrants, some of which were set to expire in 2014 or 2015, such that none of the warrants expire before the fifth anniversary of the date on which the Company’s common stock begins trading on a national securities exchange, the OTC Bulletin Board for OTC Pink. The Company valued these warrants using the Black-Scholes option pricing model under the following assumptions: $0.85 and $1.27 stock price, $0.85 and $1.27 exercise price, the Warrants expire before the 5th anniversary of the date on which the Common Stock begins public trading, 107.73% volatility, .10% to 143% risk free rate.

During the period ended December 31, 2013, the Company extended the exercise period of 3,226,032 Class A warrants with an exercise price of $0.85 to expire on the fifth anniversary of the next registration statement to be filed. The Company valued these warrants using the Black-Scholes option pricing model under the following assumptions: $0.85 stock price, $0.85 exercise price, 5 to 7 years to maturity, 107% to 112% volatility, .96% to 2.26% risk free rate. As a result of the modification, the Company recognized a loss on equity modification of $156,477.

On February 20, 2013 the Company issued 400,000 warrants to its vendor for curcumin. The warrants have an exercise price of $0.85 per share and have a life of five years from the effective date of a registration statement.

During the period ended December 31, 2013, the Company issued 1,087,552 warrants as stock offering costs to the Company’s placement agent. The warrants were not deemed to be derivative instruments because they do not have a reset feature, and therefore no liability was booked related to the warrants.

The Company will issue cash or warrants as stock offering costs. The Company recognizes the cost upon completion of the share purchase. Warrants are valued and recorded using the lattice model. Total stock issuance costs for September 30, 2014 and 2013 were $247,464 and $404,151, respectively.

During the nine months ended September 30, 2014, the Company issued 403,800 warrants as stock offering costs to the Company’s placement agent. The warrants were not deemed to be derivative instruments because they do not have a reset feature, and therefore no liability was booked related to the warrants.

On July 22, 2014, the Company voided and replaced 2,092,051 placement agent warrants with an exercise price of $0.85 to $1.25 which will expire on the seventh anniversary of the modification. The Company valued these warrants using the Black-Scholes option pricing model under the following assumptions: $0.85 stock price, $0.85 exercise price, 5 to 7 years to maturity, 99.66% volatility, 1.91% to 2.13% risk free rate. As a result of the modification, the Company recognized a loss on equity modification of $13,132.

The holders of the Series C Preferred Stock are entitled to receive annual cumulative per share dividends of 6.5% and a liquidation preference, out of funds legally available, prior to any payment of dividends on the Company’s common stock or any other class of stock ranking junior to the Series C Preferred Stock but junior to the Series A Preferred Stock. Such dividends are payable in cash or shares of common stock, at the option of the Company. The holders of the Series C Preferred Stock are entitled to share ratably with the holders of the common stock in any dividend declared on the common stock.

Dividends on the Series C Preferred Stock will accrue whether or not the Company has earnings, whether or not there are funds legally available for the payment of such dividends and whether or not such dividends are declared. Dividends accumulate to the extent they are not paid on the Dividend Payment Date to which they relate. According to Delaware law, the Company may declare and pay dividends or make other distributions on its capital stock only out of legally-available funds. In addition, no dividends or distributions may be declared, paid or made if the Company is or would be rendered insolvent by virtue of such dividend or distribution. The Company may not (i) pay any dividends in respect of any shares of capital stock ranking junior to the Series C Preferred Stock (including the common stock), other than dividends payable in the form of additional shares of the same junior stock as that on which such dividend is declared, or (ii) redeem any shares of capital stock ranking junior to the Series C Preferred Stock (including the common stock), unless and until all accumulated and unpaid dividends on the Series C Preferred Stock have been, or contemporaneously are, declared and paid in full.

The Company’s balance, for dividends payable, as of September 30, 2014 and December 31, 2013 is, $796,181 and $1,353,961, respectively.

NOTE 9 – WARRANTS

A summary of the status of the Company's warrants as of December 31, 2013 and changes from inception through December 31, 2012 are presented below:

Date of	Warrant	Exercise	Value if
Issuance	Shares	Price	Exercised
11/25/08	1,259,639	1.27	$ 1,599,742
11/25/08	530,314	0.85	450,767
11/26/08	449,220	1.27	570,509
Outstanding at 12/31/2008	2,239,173	1.17	2,621,018
03/05/09	347,215	1.27	440,963
03/05/09	104,165	0.85	88,540
04/01/09	17,655	1.27	22,422
04/01/09	5,296	0.85	4,502
06/17/09	235,400	1.27	298,958
06/17/09	70,620	0.85	60,027
07/23/09	58,850	1.27	74,740
07/23/09	35,310	0.85	30,014
08/20/09	58,850	1.27	74,740
09/09/09	235,400	1.27	298,958
09/09/09	70,620	0.85	60,027
Outstanding at 12/31/2009	3,478,554	1.17	4,074,909
02/11/10	29,425	1.27	37,370
02/11/10	17,655	0.85	15,007
05/21/10	29,425	1.27	37,370
05/21/10	17,655	0.85	15,007
08/10/10	88,275	1.27	112,109
08/10/10	52,965	0.85	45,020
09/15/10	264,825	1.27	336,328
09/15/10	52,965	0.85	45,020
09/24/10	105,930	0.85	90,041
10/27/10	147,125	1.27	186,849
10/27/10	73,563	0.85	62,529
11/19/10	117,700	1.27	149,479
11/24/10	70,620	0.85	60,027
Outstanding at 12/31/2010	4,546,682	1.16	5,267,063
01/26/11	117,700	1.27	149,479
01/26/11	60,027	1.27	76,234
01/26/11	106,636	0.85	90,641
03/15/11	58,850	1.27	74,740
03/15/11	35,310	0.85	30,014
04/06/11	70,620	0.85	60,027
04/06/11	117,700	1.27	149,479
06/08/11	51,200	0.85	43,520
06/08/11	85,333	1.27	108,373
06/20/11	17,655	0.85	15,007
06/20/11	29,425	1.27	37,370
07/26/11	23,540	1.27	29,896
07/26/11	14,124	0.85	12,005
08/22/11	29,424	1.27	37,368
08/22/11	17,655	0.85	15,007
08/30/11	105,930	0.85	90,041
09/02/11	176,550	1.27	224,219
09/09/11	58,850	1.27	74,740
09/09/11	35,310	0.85	30,014
09/22/11	441,375	1.27	560,546
09/22/11	264,825	0.85	225,101
11/02/11	141,240	0.85	120,054
11/02/11	235,400	1.27	298,958
11/23/11	35,310	0.85	30,014
11/23/11	58,850	1.27	74,740
12/27/11	127,116	0.85	108,049
12/27/11	211,860	1.27	269,062
Outstanding at 12/31/11	7,274,497	1.14	8,301,757
01/31/12	117,700	1.27	149,479
01/31/12	70,620	0.85	60,027
02/02/12	76,505	1.27	97,161
02/02/12	45,903	0.85	39,018
02/10/12	58,850	1.27	74,740
02/10/12	35,310	0.85	30,014
04/10/12	41,666	0.85	35,416
04/10/12	69,443	1.27	88,193
05/11/12	35,310	0.85	30,014
05/11/12	58,850	1.27	74,740
06/04/12	35,310	0.85	30,014
06/04/12	58,850	1.27	74,740
06/19/12	35,310	0.85	30,014
06/19/12	58,850	1.27	74,740
07/24/12	44,138	1.27	56,055
07/24/12	58,850	1.27	74,740
07/24/12	30,896	0.85	26,262
07/30/12	235,400	1.27	298,958
07/30/12	141,240	0.85	120,054
08/28/12	258,352	1.27	328,107
08/28/12	155,011	0.85	131,759
10/18/12	158,895	1.27	201,797
10/18/12	95,337	0.85	81,036
11/26/12	58,850	1.27	74,740
11/27/12	35,310	0.85	30,014
Outstanding at 12/31/12	9,345,253	1.14	10,613,584
02/28/13	400,000	0.85	340,000
03/01/13	(1,625,192)	0.85	(1,381,413)
03/01/13	1,625,192	0.85	1,381,413
03/13/13	800,000	1.88	1,500,000
03/13/13	480,000	0.85	408,000
06/19/13	127,200	0.85	108,120
06/19/13	212,000	1.88	397,500
07/24/13	60,000	1.88	112,500
07/24/13	100,000	1.88	187,500
07/24/13	96,000	1.25	120,000
08/29/13	80,000	1.88	150,000
08/29/13	48,000	1.25	60,000
08/29/13	(48,000)	1.25	(60,000)
10/24/13	61,764	0.85	52,499
10/24/13	10,588	0.85	9,000
10/24/13	1,552,840	0.85	1,319,914
10/24/13	(1,552,840)	0.85	(1,319,914)
10/24/13	10,000	1.25	12,500
10/24/13	38,000	1.25	47,500
11/08/13	100,000	1.88	187,500
11/08/13	60,000	1.25	75,000
12/18/13	78,000	1.25	97,500
12/18/13	78,000	1.25	97,500
12/18/13	15,000	0.85	12,750
12/18/13	1,537,840	0.85	1,307,164
Outstanding at 12/31/13	13,689,648	1.13	15,849,164

The warrants were issued in connection with the Preferred Stock Offering and were valued using the Lattice model and accounted for as described in Note 9.

As of December 1, 2013, the Company’s Board of Directors extended the terms of all outstanding warrants, some of which were set to expire in 2014 or 2015, such that none of the warrants expire before the fifth anniversary of the date on which the Company’s common stock begins trading on a national securities exchange, the OTC Bulletin Board or OTC Pink. The Company valued these warrants using the Black-Scholes option pricing model under the following assumptions: $0.85 and $1.27 stock price, $0.85 and $1.27 exercise price, the Warrants expire before the 5th anniversary of the date on which the Common Stock begins public trading on a national securities exchange, 107.73% volatility, .10% to 1.43% risk free rate.

During the period ended December 31, 2013, the Company extended the exercise period of 3,226,032 Class A warrants with an exercise prices of $0.85 to expire on the fifth anniversary of the next registration statement to be filed. The Company valued these warrants using the Black-Scholes option pricing model under the following assumptions: $0.85 stock price, $0.85 exercise price, 5 to 7 years to maturity, 107% to 112% volatility, .96% to 2.26% risk free rate.  As a result of the modification the Company recognized a loss on equity modification of $156,477.

On February 20, 2013, the Company issued 400,000 warrants to its vendor for curcumin. The warrants have an exercise price of $0.85 per share and have a life of five years from the effective date of a registration statement.  The Company valued these warrants using the Black-Scholes option pricing model under the following assumptions: $0.85 stock price, $0.85 exercise price, 5 years to maturity, 885% volatility, .85% risk free rate. The Company recorded expense of $339,997 related to these warrants for the year ended December 31, 2013.

During the period ended December 31, 2013, the Company issued 1,087,552 warrants as stock offering costs to the Company’s placement agent. The warrants were not deemed to be derivative instruments because they do not have a reset feature, and therefore no liability was booked related to the warrants.

The Company will issue cash or warrants as stock offering costs.  The Company recognizes the cost upon completion of the share purchase.  Warrants are valued and recorded using the lattice model.  Total stock issuance costs for December 31, 2013 and 2012 were $550,326 and $221,175, respectively.

The holders of the Series C Preferred Stock are entitled to receive annual cumulative per share dividends of 6.5% and a liquidation preference, out of funds legally available, prior to any payment of dividends on the Company’s common stock or any other class of stock ranking junior to the Series C Preferred Stock but junior to the Series A Preferred Stock. Such dividends are payable in cash or shares of common stock, at the option of the Company. The holders of the Series C Preferred Stock are entitled to share ratably with the holders of the common stock in any dividend declared on the common stock.

Dividends on the Series C Preferred Stock will accrue whether or not the Company has earnings, whether or not there are funds legally available for the payment of such dividends and whether or not such dividends are declared. Dividends accumulate to the extent they are not paid on the Dividend Payment Date to which they relate. According to Delaware law, the Company may declare and pay dividends or make other distributions on its capital stock only out of legally-available funds. In addition, no dividends or distributions may be declared, paid or made if the Company is or would be rendered insolvent by virtue of such dividend or distribution. The Company may not (i) pay any dividends in respect of any shares of capital stock ranking junior to the Series C Preferred Stock (including the common stock), other than dividends payable in the form of additional shares of the same junior stock as that on which such dividend is declared, or (ii) redeem any shares of capital stock ranking junior to the Series B Preferred Stock (including the common stock), unless and until all accumulated and unpaid dividends on the Series C Preferred Stock have been, or contemporaneously are, declared and paid in full.

The Company’s balance, for dividends payable, as of December 31, 2013 and 2012 is, $1,353,961 and $861,872, respectively.